Derivative Warrants Liability - Schedule of Warrant Activities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Beginning balance		$ 28,525		$ 1,063,745	$ 259,716
Exercised					(297,200)
Expired		(88)		(178,498)
Changes in fair value		499,874		(925,910)	1,101,229
Amount classified to equity upon exercise				(128,965)
Amount classified to equity upon determination of the exercise price	[1]	(60,365)
Issued		284,275		19,655
Ending balance		752,309		28,525	1,063,745
First Warrant [Member]
Beginning balance
Exercised
Expired
Changes in fair value		517,213
Amount classified to equity upon exercise
Amount classified to equity upon determination of the exercise price	[1]	(60,365)
Issued		205,075
Ending balance		661,923
Placement Agent Warrant [Member]
Beginning balance
Exercised
Expired
Changes in fair value
Amount classified to equity upon exercise
Amount classified to equity upon determination of the exercise price	[1]
Issued		79,200	[2]
Ending balance		79,200
Series (2015) [Member]
Beginning balance		5,996		554,416	76,768
Exercised
Expired				(178,498)
Changes in fair value		(3,901)		(281,119)	477,648
Amount classified to equity upon exercise				(88,803)
Amount classified to equity upon determination of the exercise price	[1]
Issued
Ending balance		2,095		5,996	554,416
Series (2016) [Member]
Beginning balance		2,874		509,329	182,948
Exercised					(297,200)
Expired		(88)
Changes in fair value				(466,293)	623,581
Amount classified to equity upon exercise				(40,162)
Amount classified to equity upon determination of the exercise price	[1]
Issued
Ending balance		2,786		2,874	509,329
Series (2018) [Member]
Beginning balance		19,655
Exercised
Expired
Changes in fair value		(13,351)
Amount classified to equity upon exercise
Amount classified to equity upon determination of the exercise price	[1]
Issued				19,655
Ending balance		$ 6,304		$ 19,655

[1]	Following the partial conversion of certain convertible bridge loans into ordinary shares (see also Note 7), the exercise price of certain portion of the First Warrant has been determined as a fixed price and accordingly the applicable amount was reclassified into additional paid-in capital.
[2]	The fair value of the Placement Agent Warrant is equal to 8% of the total proceeds received by the Company from introduced investor and/or lenders by the Placement Agent (see also Note 7).